Financial Risk Management Policy - Schedule of Significant Variance Among the Three Scenarios (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Operations	Borrowings
Risk	Changes in interest rates
Balance at December 31, 2023	$ 1,907,673
Scenario I [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	1,890,011
Scenario II [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	1,892,999
Scenario III [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	$ 1,887,024